Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade Receivables (Table)
	December 31, 2022	December 31, 2021
Receivables from third party customers	$49,309	$47,301
Allowance for expected credit losses	(3,347)	(3,275)
Total trade receivables	$45,962	$44,026

Trade Receivables - Allowances (Table)

Amounts
Balance as at January 1, 2020	$(2,490)
Allowance for expected credit losses	(541)
Utilized provision	147
Balance as at December 31, 2020	$(2,884)
Allowance for expected credit losses	(391)
Balance as at December 31, 2021	$(3,275)
Allowance for expected credit losses	(320)
Utilized provision	248
Balance as at December 31, 2022	$(3,347)